General (Details) $ in Thousands	Jun. 30, 2022 USD ($) helicopter engine aircraft	Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircraft | aircraft	2,268
Number Of Engines | engine	900
Number Of Helicopters | helicopter	300
Assets | $	$ 69,747,591	$ 74,569,768